Organization and Business (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 15, 2019	Mar. 05, 2019	Feb. 27, 2019	Dec. 28, 2018	Dec. 18, 2018	Dec. 11, 2018
Organization and Business (Details) [Line Items]
Common shares (in Shares)										1,000	1,000
Cash consideration
Additional paid-up capital										$ 328,423
Common stock, shares authorized (in Shares)								1,800,000,000
Common stock, shares issued (in Shares)							1,590,605,141
Aggregate fair value							$ 135,000
Operating revenue	$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415	$ 5,637,396	$ 9,187,023
Representing a decrease	36.30%		36.30%		38.60%
Decrease percentage			50.60%
Stock Purchase Agreements [Member]
Organization and Business (Details) [Line Items]
Sale and purchase agreements, description			On May 15, 2019, MXD Inc., a private company incorporated in the State of Colorado, entered into certain Sale and Purchase Agreements (the “Stock Purchase Agreements”), with Tethys Fountain Limited, New Finance Consultants Limited, Jia Wang, Jianyong Li, Haijun Jiang, Xuebin Wu and Fanfan Chen (collectively, the “Purchasers”), to transfer all its 1,590,605,141 shares of common stock of the Company to the Purchasers in exchange for an aggregate purchase price of $135,000. Upon the closing of the Stock Purchase Agreements, the Purchasers collectively owned 93.5% of the issued and outstanding shares of the Company’s common stock, and Tethys Fountain Limited became the controlling shareholder of the Company.		Immediately after the Issuance, MXD entered into certain Sale and Purchase Agreements, dated May 15, 2019 (the “Stock Purchase Agreements”), with Tethys Fountain Limited, New Finance Consultants Limited, Jia Wang, Jianyong Li, Haijun Jiang, Xuebin Wu and Fanfan Chen (collectively, the “Purchasers”), to transfer all its 1,590,605,141 shares of common stock of the Company to the Purchasers in exchange for an aggregate purchase price of $135,000. Upon the closing of the Stock Purchase Agreements, the Purchasers collectively owned 93.5% of the issued and outstanding shares of the Company’s common stock, and Tethys Fountain Limited became the controlling shareholder of the Company.
Series A Preferred Stock [Member]
Organization and Business (Details) [Line Items]
Preferred stock, shares issued (in Shares)							1,000,000					1,000,000
Series B Preferred Stock [Member]
Organization and Business (Details) [Line Items]
Preferred stock, shares issued (in Shares)							50,000		50,000